CSMC 2022-NQM2 Trust ABS-15G

Exhibit 99.19

Client Name:	XXXXXX
Client Project Name:	CSMC 2022-NQM2
Start - End Dates:	1/17/2019 - 1/25/2022
Deal Loan Count:	285

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	1
Total				1

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